Financial Assets and Liabilities - Schedule of Financial assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets by category
Cash and cash equivalents	€ 616,041	€ 559,543	€ 392,164	€ 444,767
Classified in the statement of financial position
Non-current assets	10,870	2,317
Current assets	766,094	727,470
Total financial assets	776,964	729,787
Financial liabilities by category
Royalty funding	290,900
Lease liabilities	151,524	93,030
Derivative liabilities	256,231	150,670
Total financial liabilities	1,219,720	1,103,991
Classified in the statement of financial position
Non-current liabilities	385,254	365,080
Current liabilities	834,466	738,911
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	429,391	458,207
Royalty funding	290,871	305,379
Lease liabilities	151,524	93,030
Trade payables and accrued expenses	90,657	96,394
Other liabilities (excluding indirect tax and employee related payables)	1,046	311
Financial liabilities measured at amortized cost	963,489	953,321
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Total financial liabilities at fair value through profit or loss	256,231	150,670
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables from associates	141,333	166,280
Lease receivables	10,268
Other receivables	9,322	3,964
Cash and cash equivalents	616,041	559,543
Financial assets measured at amortized cost	€ 776,964	€ 729,787